financial instruments - Derivative gains and losses (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Currency risk
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	$ (166)	$ 182	$ (181)	$ 188
Gain (loss) reclassified from other comprehensive income to income (effective portion)	137	174	134	67
Derivative assets
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	(165)	183	(181)	189
Gain (loss) reclassified from other comprehensive income to income (effective portion)	(137)	174	(134)	66
Derivative assets | Currency risk
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	(166)	182	(181)	188
Gain (loss) reclassified from other comprehensive income to income (effective portion)	(137)	174	(134)	67
Derivatives held for hedging | Currency risk related to purchases | U.S. Dollars | Goods and services purchased
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	10	14	(9)	8
Gain (loss) reclassified from other comprehensive income to income (effective portion)	6	4	15	5
Derivatives held for hedging | Currency risk related to long-term debt | U.S. Dollars | Financing costs
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	(176)	138	(151)	126
Gain (loss) reclassified from other comprehensive income to income (effective portion)	(138)	171	(138)	63
Spread included in fair value of derivative instruments	10	32	(8)	7
Derivatives held for hedging | Currency risk related to investment in a foreign operation | Financing costs
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)		30	(21)	54
Gain (loss) reclassified from other comprehensive income to income (effective portion)	(5)	(1)	(11)	(1)
Derivatives held for hedging | Currency risk related to investment in a foreign operation | U.S. Dollars | Financing costs
Disclosure of detailed information about financial instruments
Spread included in fair value of derivative instruments	1	2	2
Derivatives held for hedging | Other market risk | Financing costs
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	1	1		1
Gain (loss) reclassified from other comprehensive income to income (effective portion)				(1)
Derivatives held for trading | Currency risk | Financing costs
Disclosure of detailed information about financial instruments
Gain recognized in income on derivatives	2	(8)	5	(11)
Virtual power purchase agreements unrealized change in forward element | Financing costs
Disclosure of detailed information about financial instruments
Gain recognized in income on derivatives	(7)	80	(26)	80
Cash flow hedging item (HFH) | Derivative assets | Currency risk related to long-term debt | U.S. Dollars
Disclosure of detailed information about financial instruments
Spread included in fair value of derivative instruments			115		$ 123
Cash flow hedging item (HFH) | Derivative assets | Currency risk related to long-term debt | European euro
Disclosure of detailed information about financial instruments
Spread included in fair value of derivative instruments			3		$ 1
Cash flow hedging item (HFH) | Derivatives held for hedging
Disclosure of detailed information about financial instruments
Ineffective portion of derivative instruments classified as cash flow hedging items	$ 0	$ 0	$ 0	$ 0